RELATED PARTY TRANSACTIONS	12 Months Ended
Dec. 31, 2020
RELATED PARTY TRANSACTIONS
RELATED PARTY TRANSACTIONS

16.   RELATED PARTY TRANSACTIONS

The table below sets forth the major related parties and their relationships with the Group as of December 31, 2020:

Name of related parties	Relationship with the Group
JD, its subsidiaries and affiliates ("JD Group")	Shareholder of the Company
Walmart, its subsidiaries and affiliates ("Walmart Group")	Shareholder of the Company

(a)   The Group entered into the following transactions with the major related parties:

	Years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues
Services to JD Group(1)	943,084	1,564,436	2,214,262
Services to Walmart Group(2)	89,371	403,287	794,685
Operating expenses
Operational support services from JD Group	32,862	25,376	79,038
Purchases from JD Group	26,908	47,179	46,407
(1)

The services revenues from JD Group primarily consist of delivery service revenues. The Group fulfills the delivery needs of JD Group by utilizing the Group’s network of riders on Dada Now where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery with the related volume-discount recorded as a reduction of revenue and the fee is settled monthly or weekly. The service agreement has an initial term of one year and remains valid till other replacement agreement is signed by both parties.

JD Group also provides certain operational supporting services to the Group, such as cloud server services and customer and rider care services, the service fee is charged based on the actual cost incurred by JD Group as confirmed with the Group on a monthly basis. The service agreements have terms ranging from one to three years and have been renewed upon expiration.

In addition, the Group entered into the purchase agreement with JD Group in August 2016 to purchase goods from JD Group for sale on Dada Now. The purchase agreement has an initial term of one year, and remains valid till other replacement agreement is signed by both parties.

(2)

Walmart Group became a related party in August 2018, therefore, only transactions occurred after August 2018 were presented as related party transactions. The services revenues from Walmart Group primarily consist of on-demand retail platform service revenues and delivery service revenues under the business cooperation agreement and service agreement with Walmart Group. The on-demand retail platform service revenues primarily consist of commission fees based on a pre-determined percentage charged to Walmart Group for participating in the Group’s online marketplace. The Group also fulfills the delivery needs of Walmart Group on JDDJ where the Group acts as a principal. Revenues are recognized on a gross basis at a pre-determined amount for each completed delivery. The Group entered into the business cooperation agreement with Walmart Group in June 2016, which was amended and restated in August 2018. The amended and restated business cooperation agreement has a term of six years. The service agreement has an initial term of one year, and remains valid till the termination of the business cooperation agreement.

(b)   The Group had the following balances with the major related parties:

	As of December 31,
	2019	2020
	RMB	RMB
Current assets:
Amount due from JD Group	236,196	562,194
Amount due from Walmart Group	72,486	84,147
Total	308,682	646,341
Current liabilities:
Amount due to JD Group(1)	19,350	26,545
Amount due to Walmart Group(2)	63,450	26,373
Total	82,800	52,918

(1)

The Group provides collection of cash on delivery service when performing delivery services for JD Group. Amount due to JD Group includes cash collected from consumers on behalf of JD.COM when merchandises are delivered to them.

(2)	Amount due to Walmart includes cash collected from consumers on behalf of Walmart when the Group performs on-demand retail platform services to the Walmart Group.